Financial risk management - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 5,000
Expected Volatility Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in unlisted company
Unobservable inputs	Expected volatility
Change of inputs	51.00%	0.00%
Relationship of unobservable inputs to fair value	The higher the expectedvolatility, the lowerthe fair value
Expected Volatility Measurement Input | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair values	¥ 5,000	¥ 0
Discount For Lack Of Marketability
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable inputs	Discount for lackof marketability(“DLOM”)
Change of inputs	19.00%	0.00%
Relationship of unobservable inputs to fair value	The higher the DLOM,the lower the fair value